Information about Geographic Areas	12 Months Ended
Dec. 31, 2013
Information about Geographic Areas

16. INFORMATION ABOUT GEOGRAPHIC AREAS

Our operations are primarily within the United States and Puerto Rico. Products are sold on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2013	2012	2011
Revenues:
United States	$3,325,114	$3,087,256	$2,938,907
Canada	318,165	240,254	—
Mexico	100,051	104,202	38,852

Total Revenues	$3,743,330	$3,431,712	$2,977,759

December 31,	2013	2012
Long-Lived Assets:
United States	$429,202	$429,153
Canada	207,340	225,076
Mexico	5,329	5,376

Total Long-Lived Assets	$641,871	$659,605

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist of property and equipment, goodwill and intangible assets.